Debts_Details Of Debts(Details) $ in Thousands, ₩ in Millions	Dec. 31, 2019 KRW (₩)		Dec. 31, 2019 USD ($)	[1]	Dec. 31, 2018 KRW (₩)
Borrowings Abstract [Abstract]
Borrowings	₩ 24,370,567				₩ 19,969,328
Repurchase Agreements And Others	13,015,506				11,954,491
Call Money	432,787				1,081,015
Total	₩ 37,818,860	[1]	$ 32,730,566		₩ 33,004,834

[1]	The consolidated statement of financial position as of December 31, 2019 is prepared in accordance with IFRS 16, and the comparatives as of December 31, 2018 has not been restated.